Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings [Abstract]
Borrowings
17.	Borrowings

As of December 31, this caption includes:

	Date of	Interest		Current		Non-current
In thousands of soles	maturity	rate	Currency	2022	2023	2022	2023
Bank loans
Bridge loan (a)	2024	Term SOFR 3M + de 9.75% a 11.25%	USD	463,773	379,928	-	-
Banco de Credito del Peru (b)	2028	6.04% / 7.68%	USD	32,104	33,338	93,960	82,658
Banco Interamericano de Desarrollo (c)	2032	7.84%	USD	-	744	-	73,058
Banco de Credito del Peru (d)	2024	10.00%	USD	-	29,628	-	-
Banco de Credito del Peru	2024	12.50%	PEN	-	8,024	-	-
Banco BBVA Peru	2024	7.94%	USD	1	1,486	1,528	-
Bancolombia	2024	17.96% / 22.89%	COP	6,344	16,209	-	-
Banco de Bogota	2024	12.20%	COP	4,330	3	-	-
Banco de Credito del Peru	2023	7.00%	PEN	36,562	-	-	-
Banco Interamericano de Finanzas	2024	11.35%	PEN	4,671	-	7,965	-
Banco BBVA Peru	2023	7.94%	PEN	587	-	-	-
Other financial entities
BCI Management Administradora General de Fondos (e)	2027	9.97%	USD	8,725	18,401	154,025	122,214
Other	2024	11.25% / 13.54%	PEN / CLP	3,451	14,159	1,947	295
Right-of-use-liabilities (f)	2027	5.40% / 22.66%	USD	12,879	14,109	46,206	28,453
Finance leases (g)	2023	5.32% / 9.04%	USD	835	-	-	-
				574,262	516,029	305,631	306,678

(a)	On March 17, 2022, the Company entered into a bridge loan agreement for up to US$ 120 million, with a group of financial institutions comprised by Banco BTG Pactual - Cayman Branch, Banco Santander Peru, HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC, and Natixis, New York Branch. The financing will be repaid over a period of 18 months, in quarterly interest installments and is secured, subject to the fulfillment of certain precedent conditions, by a flow trust (first lien), a pledge over the shares in Unna Energia S.A. (first lien), and a trust on the shares of Viva Negocio Inmobiliario S.A.C. (second lien). On April 5, 2022, the Company received a bridge loan for up to US$ 120 million.

On October 5, 2023 and December 27, 2023 payments of US$ 8 million (equivalent to S/ 29.1 million) and US$ 12 million (equivalent to S/ 43.6 million), respectively, were made. In addition, on December 27, 2023, the term extension of the bridge loan agreement was signed for up to US$ 100 million for a period of twelve months.

As of December 31, 2023, the loan amounts to S/ 379.9 million (as of December 31, 2022, it amounted to S/ 463.8 million), comprising principal of S/ 371.3 million, plus interest and net deferred charges of S/ 8.6 million (as of December 31, 2022, S/ 458.4 million and S/ 5.4 million, respectively).

As of December 31, 2022 and 2023, the Company has complied with the covenants established in the loan agreement.

(b)	Terminales del Peru (hereinafter “TP”), a joint operation of the subsidiary Unna Energia S.A., has a medium-term loan agreement with Banco de Credito del Peru (hereinafter BCP) to finance investments arising from the operation agreement of North and Center terminals for 2015 to 2019 period, ending its availability period on December 31, 2022 with a maximum exposure limit of US$ 80 million. This funding is repaid within eight (8) years. for a credit line amount of US$ 100 million, which was authorized and fully utilized.

In addition, in November 2019, TP signed a loan agreement to finance the additional investments from 2019 to 2023 for a credit line of US$ 46 million with BCP. This agreement includes an assignee as interest holder, so BD Capital (BDC) acquired 50% of the BCP contractual position through the signature of an accession agreement. During 2023, additional disbursements of US$ 13.5 million, equivalent to S/ 50.9 million, were requested for the additional investments. On December 20, 2023, an addendum was signed to extend the period of availability until November 15, 2024.

As of December 31, 2023, the amount recorded for the loans equivalent to the 50% interest held by the subsidiary Unna Energia S.A. is S/ 116 million, which includes principal plus interest and net deferred charges (S/ 126.1 million as of 31 December 2022).

As of December 31, 2022 and 2023, TP is in compliance with the covenants established in the loan agreement.

(c)	In December 2022, Viva Negocio Inmobiliario S.A.C. signed a loan agreement with the Banco Interamericano de Desarollo, with a ten (10) year term and a two (2) year grace period for principal repayment, for the purpose of building social housing. The loan was fully disbursed in January 2023, for US$ 20 million, equivalent to S/ 72.2 million. As of December 31, 2023, the loan balance payable amounts to US$ 20.2 million, equivalent to S/ 73.8 million, comprising principal of S/ 74.3 million, plus interest of S/ 0.7 million and the negative effect of deferred charges of S/ 1.2 million.

As of December 31, 2022 and 2023, Viva Negocio Inmobiliario S.A.C. has complied with the covenants established in the loan agreement.

(d)	On February 15, 2023 and May 15, 2023, the Ministerio de Desarrollo Agrario y Riego - MIDAGRI executed the bank guarantee letter for a total amount of US$ 9.5 million that had been issued on behalf of Concesionaria Chavimochic S.A.C. as a guarantee under the Concession contract. As a result, the Company entered into a short-term loan under tranche C1 of the syndicated financing agreement. The balance of the loan at December 31, 2023 is US$ 7.9 million (equivalent to S/ 29.6 million).

(e)	On May 29, 2018, the Company and Inversiones Concesiones Vial S.A.C. (“BCI Peru”) came into an investment agreement with the intervention of Fondo de Inversiones BCI NV (“BCI Fund”) and BCI Management Administradora General de Fondos S.A. (“BCI” Asset Management”) to monetize future dividends from Red Vial 5 S.A. to the Company. Upon the signature of this agreement, the Company had to indirectly transfer its economic rights over 48.8% of the share capital of Red Vial 5 S.A. by transferring its B class shares (equivalent to 48.8% of the capital of Red Vial S.A.) to a vehicle specially incorporated for such purposes called Inversiones en Autopistas S.A. The amount of the transaction was US$ 42.3 million (equivalent to S/ 138 million) and was completed on June 11, 2018.

In addition, it has been agreed that the Company would have purchase options on 48.8% of Red Vial 5’s economic rights that BCI Peru will maintain through its interest in Inversiones en Autopistas S.A. These options would be subject to certain conditions such as the expiration of different terms, recovery of the investment made with the proceeds of BCI Fund (according to different economic calculations) and/or to control changes.

As of December 31, 2023, the loan balance payable amounts to US$ 39.2 million, equivalent to S/ 145.4 million (as of December 31, 2022, US$ 42.6 million, equivalent to S/ 162.8 million) and includes the negative effect of the present value of S/ 2.4 million (as of December 31, 2022, S/ 16.6 million) (note 26.B.ii). Accrued interest amounts to S/ 8.3 million (in 2022, S/ 9.3 million).

(f)	The composition of right-of-use liabilities is detailed below:

	Interest	Date of	Total
In thousands of soles	rate	maturity	2022	2023

AENZA S.A.A.	9.67%	2027	41,456	32,234
Unna Energia S.A.	7.10% / 19.6%	2024	11,640	7,198
Unna Transporte S.A.C.	5.40% / 11.72%	2025	4,960	2,227
Other minors	4.5% / 22.66%	2024 / 2037	1,029	903
			59,085	42,562

The minimum payments to be made according to their maturity and current value of obligations for right-of-use liabilities are the following:

In thousands of soles	2022	2023
Up to 1 year	19,075	17,754
From 1 to 5 years	55,092	32,212
Over 5 years	112	73
	74,279	50,039
Future financial charges	(15,194)	(7,477)
Present value of the lease liability for right-of-use asset obligations	59,085	42,562

The current value of obligations for right-of-use liabilities is detailed as follows:

In thousands of soles	2022	2023
Up to 1 year	12,879	14,109
From 1 year to 5 years	46,094	28,380
Over 5 years	112	73
	59,085	42,562

(g)	The composition of finance leases is detailed below:

	Interest	Date of
In thousands of soles	rate	maturity	2022	2023
Viva Negocio Inmobiliario S.A.C.	9.04%	2023	76	-
Cumbra Peru S.A.	5.32% / 7.67%	2023	759	-
			835	-

The minimum payments to be made according to their maturity and current value of obligations for finance lease agreements are the following:

In thousands of soles	2022
Up to 1 year	873
Future financial charges	(38)
Present value of the obligations for finance lease contracts	835

The current value of obligations for finance lease agreements is detailed as follows:

In thousands of soles	2022
Up to 1 year	835

(h)	As of December 31, the carrying amount and fair value of indebtedness are as follows:

	Carrying amount		Fair value
In thousands of soles	2022	2023	2022	2023
Bank loans	651,825	625,076	638,620	616,120
Other financial entities	168,148	155,069	168,148	155,069
Lease liability for right-of-use asset	59,085	42,562	58,719	43,078
Finance leases	835	-	776	-
	879,893	822,707	866,263	814,267

As of December 31, 2023, fair values are based on discounted cash flows using borrowing rates between 4.7% and 22.7% (between 4.7% and 17.6% as of December 31, 2022) and are within Level 2 of the fair value accounting hierarchy.

(i)	The movement in other financial liabilities, included in financing activities is as follows:

	2021
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of-use asset	Finance leases
Balance at January, 1	528,564	244,639	72,726	52,391
Additions	281,079	-	7,988	104
Amortization	(473,693)	(42,605)	(26,520)	(5,542)
Accrued interest	47,246	11,439	4,549	3,260
Interest paid	(48,034)	(9,732)	(4,335)	(3,224)
Subsidiary deconsolidation	(22,919)	(59,190)	(6,881)	(36,757)
Fair value	-	12,402	-	-
Others	8,446	31,915	12,980	(396)
Balance at December, 31	320,689	188,868	60,507	9,836

	2022
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of-use asset	Finance leases
Balance at January, 1	320,689	188,868	60,507	9,836
Additions	492,961	-	21,567	70
Amortization	(171,239)	(28,758)	(16,198)	(8,536)
Accrued interest	49,099	9,273	4,845	474
Interest paid	(39,748)	(10,525)	(4,732)	(514)
Fair value	-	16,629	-	-
Others	63	(7,339)	(6,904)	(495)
Balance at December, 31	651,825	168,148	59,085	835

	2023
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of-use asset	Finance leases
Balance at January, 1	651,825	168,148	59,085	835
Additions	215,942	65,711	3,792	-
Amortization	(226,804)	(72,106)	(15,425)	(819)
Accrued interest	80,138	8,876	4,966	9
Interest paid	(77,081)	(8,934)	(4,967)	(9)
Fair value	-	(2,358)	-	-
Others	(18,944)	(4,268)	(4,889)	(16)
Balance at December, 31	625,076	155,069	42,562	-